Stockholders' equity (Changes in Company's Ownership Interest in its Subsidiary EuroSite Power) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Subsidiary or Equity Method Investee [Line Items]
Net Income (Loss) Attributable to Parent	$ (5,430,403)	$ (5,888,894)
Fair value of common stock issued in conjunction with exchange of EuroSite common stock	0
Impact of exchange resulting from ADGNY reorganization	(732,016)
Transfers (to) from noncontrolling interest:
Ownership changes to noncontrolling interest	50,057
Subtotal transfers (to) from noncontrolling interest	(320,386)	5,885,145
Change from net loss attributable to American DG Energy Inc. and transfers (to) from noncontrolling interest	$ (5,750,789)	(3,749)
Increase (Decrease) in Subsidiary Stock Held By Company, Shares	9,409,000
Subsidiary Common Stock and Warrants Sold, Shares	3,000,000
Reacquisition of Subsidiary Stock by Subsidiary, Shares	100,000
Conversion of Subsidiary Convertible Debentures into Subsidiary Common Stock, Shares	6,100,000
Additional Paid-in Capital
Subsidiary or Equity Method Investee [Line Items]
Fair value of common stock issued in conjunction with exchange of EuroSite common stock	$ (15,250)
Impact of exchange resulting from ADGNY reorganization	(732,116)
Transfers (to) from noncontrolling interest:
Ownership changes to noncontrolling interest	426,980	4,704,500
Increase in American DG Energy Inc.'s additional paid-in-capital for sale by EuroSite Power of 3,000,000 common shares and warrants		1,486,329
Decrease in American DG Energy Inc.'s additional paid-in-capital for reacquisition by EuroSite Power of 100,000 of its common shares		(42,902)
Increase in American DG Energy Inc.'s additional paid-in-capital for conversion of EuroSite Power convertible debentures into 6,100,000 common shares of EuroSite Power		2,455,377
Noncontrolling interest share of transactions affecting subsidiary ownership	$ 426,980	$ (2,718,159)